UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-21589

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year-end:	October 31st

Date of reporting period:	May 1, 2006 to July 31, 2006

Item 1:   Schedule of Investments

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments

July 31, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER (49.1%)

ASSET BACKED (49.1%)
$7,800	Altius I Funding Corp.	(A-1+, P-1)	08/14/06	5.370	$7,784,959
14,000	ASAP Funding Ltd.	(A-1, P-1)	09/18/06	5.430	13,899,573
2,475	Atlas Capital Funding Corp.	(AAA, Aaa)	07/16/07	5.367	2,457,180
2,000	Beethoven Funding Corp.	(A-1, P-1)	08/14/06	5.340	1,996,165
14,000	Brahms Funding Corp.	(A-1, P-1)	09/06/06	5.410	13,924,820
943	Britannia Building Society	(A-1, P-1)	10/03/06	5.477	934,073
13,000	Broadhollow Funding LLC	(A-1+, P-1)	08/07/06	5.350	12,988,473
7,600	Cheyne Finance LLC	(A-1+, P-1)	09/18/06	5.390	7,545,888
1,200	Citibank Credit Card ISS	(A-1+, P-1)	09/06/06	5.412	1,193,544
14,000	Davis Square Funding III Corp.	(A-1+, P-1)	09/15/06	5.430	13,905,850
2,250	Five Finance Corp.	(A-1+, P-1)	08/10/06	5.335	2,247,019
10,400	Kent Funding Corp.	(A-1+, P-1)	08/25/06	5.400	10,362,699
4,700	Liberty Harbour CDO, Inc.	(A-1+, P-1)	08/24/06	5.434	4,683,755
1,300	Liberty Harbour CDO, Inc.	(A-1+, P-1)	08/24/06	5.800	1,295,507
11,300	Mica Funding LLC	(A-1, P-1)	08/21/06	5.380	11,266,414
5,700	Rhineland Funding Capital Corp.	(A-1+, P-1)	08/15/06	5.160	5,688,695
9,200	Rhineland Funding Capital Corp.	(A-1+, P-1)	10/10/06	5.510	9,102,682
7,100	Romulus Funding Corp.	(A-1, P-1)	08/16/06	5.350	7,084,232
5,300	Stanfield Victoria Finance, Ltd.	(A-1+, P-1)	08/17/06	5.330	5,287,492
15,500	Thornburg Mortgage Capital Resources LLC	(A-1+, P-1)	08/24/06	5.410	15,446,624
6,000	Witherspoon CDO Funding Corp.	(A-1+, P-1)	08/15/06	4.880	5,987,493
8,000	Witherspoon CDO Funding Corp.#	(A-1+, P-1)	09/15/06	5.379	8,000,000
TOTAL COMMERCIAL PAPER (Cost $163,083,137)					163,083,137

ASSET BACKED SECURITIES (6.0%)
155	Ace Securities Corp., Series 2003-0P1, Class A2#	(AAA, Aaa)	12/25/33	5.745	155,174
609	Ace Securities Corp., Series 2004-HE3, Class A2C#	(AAA, Aaa)	11/25/34	5.725	609,107
134	Ameriquest Mortgage Securities, Inc., Series 2003-12, Class AV2#	(AAA, Aaa)	11/25/33	5.755	134,234
370	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV2#	(AAA, Aaa)	10/25/33	5.725	371,429
252	Bear Stearns Asset Backed Securities, Inc., Series 2004-HE8, Class A#	(AAA, Aaa)	09/25/34	5.765	252,696
148	CDC Mortgage Capital Trust, Series 2003-HE4, Class A3#	(AAA, Aaa)	03/25/34	5.935	148,309
10	Countrywide Asset-Backed Certificates, Series 2003-BC4, Class 1A#	(AAA, Aaa)	09/25/33	5.655	10,203
121	Countrywide Home Equity Loan Trust, Series 2004-R, Class 2A#	(AAA, Aaa)	03/15/30	5.619	121,308
93	Countrywide Home Equity Loan Trust, Series 2005-B, Class 2A#	(AAA, Aaa)	05/15/35	5.549	92,835
382	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF4, Class A2#	(AAA, Aaa)	06/25/34	5.675	381,804
391	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF6, Class A2B#	(AAA, Aaa)	07/25/34	5.795	391,489
302	Fremont Home Loan Trust, Series 2004-D, Class 1A2#	(AAA, Aaa)	11/25/34	5.765	302,643
230	GE Capital Credit Card Master Note Trust, Series 2004-2, Class A#	(AAA, Aaa)	09/15/10	5.409	230,259
187	Long Beach Mortgage Loan Trust, Series 2004-3, Class A3#	(AAA, Aaa)	07/25/34	5.645	186,636
68	Merrill Lynch Mortgage Investors, Inc., Series 2004-HE1, Class A2#	(AAA, Aaa)	04/25/35	5.775	67,825
191	MSDWCC Heloc Trust, Series 2005-1, Class A#	(AAA, Aaa)	07/25/17	5.575	191,122
8,250	Newcastle CDO, Ltd., Series 2005-6A, Class IM1#	(AAA, Aaa)	04/24/07	5.400	8,247,519
384	Novastar Home Equity Loan Trust, Series 2004-3, Class A3D#	(AAA, Aaa)	12/25/34	5.745	384,876
133	Option One Mortgage Loan Trust, Series 2003-3, Class A2#	(AAA, Aaa)	06/25/33	5.685	134,092
37	Securitized Asset Backed Receivables LLC, Series 2005-FR2, Class A2A#	(AAA, Aaa)	03/25/35	5.475	37,022
224	Specialty Underwriting & Residential Finance, Series 2004-BC2, Class A2#	(AAA, Aaa)	05/25/35	5.655	223,988
7,156	Wind Master Trust Notes, Series 2006-I3, Class A1#	(AAA, Aaa)	08/25/06	5.385	7,156,000
TOTAL ASSET BACKED SECURITIES (Cost $19,829,250)					19,830,570

MORTGAGE BACKED SECURITIES (4.6%)
15,000	Paragon Mortgages PLC, Series 12A, Class A1‡‡	(AAA, Aaa)	11/15/38	5.340	15,000,000
102	Washington Mutual, Series 2005-AR4, Class A1	(AAA, Aaa)	04/25/35	3.624	102,009
TOTAL MORTGAGE BACKED SECURITIES (Cost $15,102,351)					15,102,009

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CERTIFICATES OF DEPOSIT (5.1%)

Banking (5.1%)
$8,500	Barclays Bank PLC	(A-1+, P-1)	02/13/07	5.010	$8,471,185
2,600	HBOS Treasury Services PLC	(A-1+, P-1)	08/10/06	5.120	2,596,718
6,000	Mercantile Safe Deposit Trust, Series 2004-HE1, Class A2#	(AA-, Aa3)	05/22/07	5.360	6,000,768
TOTAL CERTIFICATES OF DEPOSIT (Cost $17,095,228)					17,068,671

CORPORATE OBLIGATION (2.7%)
Finance (2.7%)
9,000	CC USA, Inc. Series MTN, Notes (Cost $9,000,000)	(AAA, Aaa)	06/18/07	5,520	8,989,524

VARIABLE RATE CORPORATE OBLIGATIONS (28.8%)
Diversified Financials (28.8%)
10,000	Atlas Capital Funding Corp., Series MTN, Notes#	(AAA, Aaa)	07/16/07	5.367	10,000,210
6,000	Cheyne Finance LLC Series MTN1, Notes#	(AAA, Aaa)	10/16/06	5.339	6,000,540
3,000	CIT Group, Inc. Series MTN, Global Senior Notes#	(A, A2)	08/31/06	5.377	2,999,919
3,800	CIT Group, Inc., Series MTN, Unsecured Notes#	(A, A2)	05/23/08	5.404	3,812,616
6,760	Countrywide Financial Corp.#	(A, A3)	05/05/08	5.400	6,776,798
6,000	Dorada Finance, Inc., Series MTN#	(AAA, Aaa)	04/25/08	5.475	6,003,246
6,000	Five Finance, Inc. Series MTN, Company Guaranteed Notes#	(AAA, Aaa)	09/15/06	5.319	6,000,234
10,000	General Electric Capital Corp. Series MTNA, Global Notes#	(AAA, Aaa)	06/22/07	5.497	10,007,850
5,150	General Electric Capital Corp., Series MTN, Global Notes§#	(AAA, Aaa)	09/18/06	5.526	5,150,747
3,000	Goldman Sachs Group, Inc. Series MTNB, Notes#	(A+, Aa3)	08/01/06	5.386	3,000,000
9,650	IXIS Financial Products, Inc., Series MTN#	(AAA, Aaa)	06/22/07	4.981	9,954,747
6,000	Sigma Finance, Inc. Series MTN1, Company Guaranteed Notes#	(AAA, Aaa)	03/23/07	5.397	6,001,362
10,000	Unicredito Italiano Bank NY#	(A+, A1)	07/25/08	5.510	10,002,080
10,000	Wachovia Bank#	(AA-, Aa2)	06/27/08	5.480	10,004,870
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $95,383,177)					95,715,219

UNITED STATES AGENCY OBLIGATION (0.0%)
70	Fannie Mae Discount Notes (Cost $69,564)	(AAA, Aaa)	09/13/06	5.220	69,564

Number of Shares

SHORT-TERM INVESTMENT (0.3%)
1,022,500	State Street Navigator Prime Portfolio§§ (Cost $1,022,500)	1,022,500

TOTAL INVESTMENTS AT VALUE (96.6%) (Cost $320,585,207)		320,881,194

OTHER ASSETS IN EXCESS OF LIABILITIES (3.4%)		11,263,288

NET ASSETS (100.0%)		$332,144,482

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

MTNA = Medium Term Note Class A

MTNB = Medium Term Note Class B

MTN1 = Medium Term Note Series 1

OPEN FUTURES CONTRACTS

	Number of	Expiration	Contract	Contract	Unrealized Appreciation/
Futures Contracts	Contracts	Date	Amount	Value	(Depreciation)
US Treasury 2 Year Notes Futures	(27)	09/29/06	$(5,473,325)	$(5,493,656)	$(20,331)

US Treasury 10 Year Notes Futures	(79)	09/20/06	$(8,376,232)	$(8,376,469)	$(237)
			$(13,849,557)	$(13,870,125)	$(20,568)

TOTAL RETURN SWAPS

					Unrealized
			Expiration	Notional	Appreciation/
Counterparty	Receive Total Return Based On:	Pay Floating Rate Based On:	Date	Amount	(Depreciation)

AIG Financial Products Corp.	Dow Jones-AIG Commodity Index	3-month U.S. Treasury Bill rate, plus a spread	8/24/06	$218,610,814	$7,141,933
AIG Financial Products Corp.	Dow Jones-AIG Commodity Index	3-month U.S. Treasury Bill rate, plus a spread	8/31/06	$77,333,391	$0
					$7,141,933

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations – The interest rate shown is the rate as of July 31, 2006.
‡‡	Collateral segregated for futures contracts.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Securities, options, futures contracts and other assets (including swap and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost - At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $320,585,207, $338,831, $(42,844), $295,987, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 28, 2006